Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.23	12.31.22	12.31.23	12.31.22
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	1,180,032,017	199,997,240	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A. (*)	—	3,910,000	—%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,308	99.99%	99.99%
Galicia Capital US LLC	1,000	—	100.00%	—%
Galicia Holdings US Inc.	1,000	—	100.00%	—%
Galicia Investments LLC	10,237,394	—	100.00%	—%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	18,308,870	18,308,870	100.00%	100.00%
Galicia Ventures LP	350,371,489	—	100.00%	—%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
Nera Uruguay S.A. (formerly Halsiuk S.A.) (**)	40	—	100.00%	—%
IGAM LLC	4,750,561,179	3,503,311,179	100.00%	100.00%
INVIU S.A.U.	809,611,333	2,469,146	100.00%	100.00%
INVIU Capital Markets Limited	1	—	100.00%	—%
INVIU Technology Limited	1	—	100.00%	—%
INVIU Uruguay Agente de Valores S.A.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Sudamericana Holding S.A.	32,717,429	185,653	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (***)	4,512,697,946	—	99.43%	—%
Tarjeta Naranja S.A.U.	2,896	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*)    Company absorbed by Tarjeta Naranja S.A.U. as from October 1, 2023.
(**) As of the date of issuance of these financial statements, the process for the change of name is pending registration at the Registry of Legal Entities of the ROU.
(***) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	5,619,464	1,823,584	3,795,880	(1,575,307)
Agri Tech Investments LLC	2,627,333	—	2,627,333	(2,764,723)
Banco de Galicia y Buenos Aires S.A.U.	17,462,854,154	14,133,816,515	3,329,037,639	567,720,041
Cobranzas Regionales S.A. (**)	—	—	—	(7,487,966)
Galicia Asset Management S.A.U.	58,007,212	19,228,961	38,778,251	49,793,282
Galicia Broker Asesores de Seguros S.A. (***)	3,311,783	1,082,548	2,229,235	2,957,420
Galicia Capital US LLC	81,487	—	81,487	(31,564)
Galicia Holdings US Inc.	81,503	81,487	16	8
Galicia Investments LLC	16,110	—	16,110	(14,516)
Galicia Retiro Compañía de Seguros S.A.U. (***)	7,823,100	6,239,013	1,584,087	219,284
Galicia Securities S.A.U.	116,799,362	93,974,707	22,824,655	25,765,826
Galicia Seguros S.A.U. (***)	46,176,066	17,717,199	28,458,867	14,215,675
Galicia Ventures LP	1,611,091	—	1,611,091	443,704
Galicia Warrants S.A.	11,248,573	3,824,339	7,424,234	337,672
Nera Uruguay S.A. (formerly Halsiuk S.A.) (****)	—	1,066	(1,066)	520
IGAM LLC	24,179,557	4,536	24,175,021	3,005,650
INVIU S.A.U.	100,649,713	85,027,385	15,622,328	1,126,063
INVIU Capital Markets Limited	36,700	34	36,666	18,955
INVIU Technology Limited	5,624	—	5,624	(4,959)
INVIU Uruguay Agente de Valores S.A.	3,748,605	2,337,716	1,410,889	(751,218)
Naranja Digital Compañía Financiera S.A.U.	495,490,717	465,277,089	30,213,628	(13,626,412)
Sudamericana Holding S.A. (***)	65,523,607	5,019,007	60,504,600	23,506,287
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (*****)	320,968,413	289,395,726	31,572,687	917,590
Tarjeta Naranja S.A.U.	2,233,159,150	1,755,705,121	477,454,029	57,514,963
Tarjetas Regionales S.A.	553,095,650	22,847	553,072,803	31,124,559
Well Assistance S.A.U. (***)	1,117	6,695	(5,578)	(5,578)
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	1,859,324	500,697	1,358,627	38,983
Agri Tech Investments LLC	1,359,047	—	1,359,047	39,020
Banco de Galicia y Buenos Aires S.A.U.	18,407,071,336	15,259,033,549	3,148,037,787	(255,259,763)
Cobranzas Regionales S.A.	25,401,826	5,153,708	20,248,118	(21,983,049)
Galicia Asset Management S.A.U.	45,806,446	16,587,976	29,218,470	38,447,436
Galicia Broker Asesores de Seguros S.A. (**)	2,433,573	1,027,533	1,406,040	370,592
Galicia Retiro Compañía de Seguros S.A.U. (**)	7,599,716	6,232,112	1,367,604	366,279
Galicia Securities S.A.U.	33,220,491	20,611,548	12,608,943	9,036,182
Galicia Seguros S.A.U. (**)	73,409,160	44,966,513	28,442,647	14,962,686
Galicia Warrants S.A.	11,850,064	3,930,635	7,919,429	545,637
IGAM LLC	15,976,371	3,088	15,973,283	(15,777,717)
INVIU S.A.U.	33,796,365	19,300,114	14,496,251	(15,117,919)
INVIU Uruguay Agente de Valores S.A.	26,660,084	26,099,225	560,859	(486,296)
Naranja Digital Compañía Financiera S.A.U.	202,797,670	180,836,906	21,960,764	(18,735,055)
Sudamericana Holding S.A. (**)	32,959,741	81,016	32,878,725	15,109,615
Tarjeta Naranja S.A.U.	2,597,688,350	2,122,879,232	474,809,118	59,182,178
Tarjetas Regionales S.A.	536,264,725	46,095	536,218,630	6,894,734
Well Assistance S.A.U. (***)	627,738	—	627,738	—
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.

Summary of Investments in Associates

Company	Equity Investment %	Place of Business	12.31.23	12.31.22
Play Digital S.A.	15.69	CABA	5,342,615	4,185,565
The movements of such investment are as follows:

Company	12.31.22	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,185,565	4,849,575	231,588	(3,924,113)	5,342,615
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.21	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	2,070,758	4,710,524	169,496	(2,765,213)	4,185,565
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	32,768,026	12,652,331	20,115,695	(15,760,487)
(*) Balances according to financial statements as of September 30, 2023, restated in closing currency.

Summary of Assets and Liabilities from Acquisitions
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	5,152,580
Investments	154,950,448
Property, Plant and Equipment	4,776,374
Reinsurance Contract Assets	32,383,791
Other Assets	24,927,640
Total Assets	222,190,833
Liabilities
Provisions	1,132,429
Insurance Contracts Liabilities	171,589,685
Other Liabilities	16,978,441
Total Liabilities	189,700,555
Net Assets	32,490,278
Minority Interest	(183,933)
Net Assets Acquired	32,306,345